Share capital - Summary of Detailed Information About Stock Options Outstanding (Detail) - Long Term Incentive Plan [member] - Li Cycle Holdings Corp [member]	Oct. 31, 2021 Acres $ / shares
Disclosure Of Outstanding Stock Options [line items]
Number of stock options	5,296,553
September 11, 2022 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options	399,100
Exercise price | $ / shares	$ 0.02
April 10, 2023 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options	798,200
Exercise price | $ / shares	$ 0.02
April 10, 2023 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options	199,231
Exercise price | $ / shares	$ 0.36
April 1, 2024 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options	171,613
Exercise price | $ / shares	$ 0.36
July 17, 2024 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options	865,244
Exercise price | $ / shares	$ 0.36
December 16, 2029 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options	99,775
Exercise price | $ / shares	$ 1.08
April 21, 2030 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options	439,010
Exercise price | $ / shares	$ 1.08
July 19, 2030 [member]
Disclosure Of Outstanding Stock Options [line items]
Number of stock options	371,163
Exercise price | $ / shares	$ 1.08
November 30, 2030
Disclosure Of Outstanding Stock Options [line items]
Number of stock options	420,452
Exercise price | $ / shares	$ 2.17
February 11, 2031
Disclosure Of Outstanding Stock Options [line items]
Number of stock options	478,920
Exercise price | $ / shares	$ 2.17
August 10, 2031
Disclosure Of Outstanding Stock Options [line items]
Number of stock options	1,053,846
Exercise price | $ / shares	$ 10.93